Auditor's Remuneration - Summary of Auditors' Remuneration (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Auditors remuneration [line items]
Total assurance services	$ 15,224	$ 14,050	$ 20,292
Other services	498	180
Total other services	498	180
Total fees	15,722	14,230	20,292
Parent [member]
Auditors remuneration [line items]
Total assurance services	10,558	9,700	9,816
Subsidiaries, joint ventures and associates [member]
Auditors remuneration [line items]
Total assurance services	534	551	605
Audit-related assurance services required by legislation to be provided by the auditor [Member]
Auditors remuneration [line items]
Total assurance services	1,871	1,808	1,933
Other assurance and agreed-upon procedures under legislation or contractual arrangements [Member]
Auditors remuneration [line items]
Total assurance services	$ 2,261	$ 1,991	$ 7,938